Lease Inducement	12 Months Ended
Feb. 28, 2014
Lease Inducement [Text Block]
6.	Lease Inducement

In the 2009 fiscal year, the Company received a lease inducement of $115,016 worth of leasehold improvements as an incentive to enter into a 5 -year lease term for the Vancouver offices. This amount was amortized over the remainder of the lease term. The amortization for the fiscal year ended February 28, 2014 was $Nil (2013 - $24,491, 2012 - $25,560) with a corresponding credit to rental expense under the category of selling, general and administrative expenses.